DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Net profit attributable to parent company	$ 1,030,812	$ 25,843	$ 61,784
Sale of lands	(167,802)
Profit due bargain acquisition (net)	(191,394)	(185,336)
Total adjustments	260,344	70,599
Biological assets [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Net profit attributable to parent company		25,843	61,784
Unrealized gains/losses	(79,452)	(183,927)	(153,497)
Realized gains/losses	249,441	208,064	197,891
Deferred income taxes	(42,970)	(4,684)	(10,630)
Total biological assets	127,019	19,453	33,764
Profit due bargain acquisition (net)	0		(21,674)
Total adjustments	(40,783)	19,453	12,090
Distributable Net Profit	$ 990,029	$ 45,296	$ 73,874